Note 14 - Warrants (Details) - $ / shares	12 Months Ended
	Nov. 30, 2016	Nov. 30, 2015	Nov. 30, 2014
Class of Warrant or Right [Line Items]
Number Outstanding	5,476,482	5,429,300	5,879,300
Shares Issuable Upon Exercise	2,147,806
March Warrants [Member]
Class of Warrant or Right [Line Items]
Exercise price (in Dollars per share)	$ 2.10
Number Outstanding	1,491,742
Expiry	Mar. 22, 2018
Shares Issuable Upon Exercise	372,936
July Warrants [Member]
Class of Warrant or Right [Line Items]
Exercise price (in Dollars per share)	$ 2.55
Number Outstanding	870,000
Expiry	Jul. 31, 2018
Shares Issuable Upon Exercise	217,500
June Warrants [Member]
Class of Warrant or Right [Line Items]
Exercise price (in Dollars per share)	$ 1.93
Number Outstanding	3,114,740
Expiry	Jun. 02, 2021
Shares Issuable Upon Exercise	1,557,370
March 2013 Warrants [Member]
Class of Warrant or Right [Line Items]
Number Outstanding	1,491,742	1,724,300	1,724,300
July 2013 Warrants [Member]
Class of Warrant or Right [Line Items]
Number Outstanding	870,000	870,000	870,000
Series A Warrants [Member]
Class of Warrant or Right [Line Items]
Number Outstanding	0	2,835,000	3,285,000